Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	November 30,	November 30,	November 30,
	2017	2016	2015
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(2,347,222)	(2,688,048)	(1,970,643)
Increase (decrease) in income taxes
Non-deductible expenses/non-taxable income	488,769	640,481	164,723
Change in valuation allowance	2,128,819	2,683,775	1,804,406
Investment tax credit	—	—	(168,591)
Financing costs booked to equity	(269,715)	(281,063)	(23,348)
FCR Election	—	—	(253,856)
Difference in foreign tax rates	(651)	—	—
True up of tax returns	—	(356,095)	(15,991)
Tax loss expired and other	—	950	463,300
	—	—	—

Schedule of Deferred Tax Assets and Liabilities
	November 30,	November 30,	November 30,
	2017	2016	2015
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	8,972,285	7,427,516	6,019,380
Book and tax basis differences on assets and liabilities	863,215	3,409,343	2,854,916
Other	2,681,375	—	—
Investment tax credit	2,865,404	2,405,365	—
Undeducted research and development expenditures	4,158,178	3,710,274	5,394,426
Capital loss carryforwards	326,064	—	—
Share issuance cost	436,427	—	—
Net operating loss carryforwards	14,135	—	—
	20,317,083	16,952,498	14,268,722
Valuation allowances for deferred tax assets	(20,317,083)	(16,952,498)	(14,268,722)
Net deferred tax assets	—	—	—

Schedule of Operating Losses
Canadian income tax losses expiring in the year ended November 30,
Federal
$

2028	182,222
2029	555,539
2030	3,373,079
2031	5,532,739
2032	5,750,053
2033	4,562,538
2034	149,927
2035	2,634,823
2036	5,341,606
2037	5,775,154
33,857,680

United States Federal net operating losses expiring in the year ended November 30,

$

2025	5,865
2026	34,522
40,387